Inventories	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Inventories

21. Inventories

Inventories consist of the following:

€ thousand	December 31, 2023	December 31, 2022
Raw materials and supplies	20,975	10,851
Work in progress	832	2,058
Finished goods	888	439
Total	22,695	13,348

During the year ended December 31, 2023, inventories of €18,043 thousand (2022: €13,378 thousand, 2021: €7,964 thousand) were recognized as a cost during the year.

The Group recognized the following write-downs of inventories during the years:

	For the year ended
€ thousand	December 31, 2023	December 31, 2022	December 31, 2021
Write-downs of raw material and supplies	(9,569)	(5,601)	(2,039)
Write-downs of work in progress	(470)	(1,225)	(397)
Write-downs of finished goods	(337)	(657)	(65)
Total	(10,375)	(7,483)	(2,501)

The write-downs for the year ended December 31, 2023, refer mainly to materials relevant for production of HAWK and CONDOR MK3. The write-downs on HAWK materials result from general decision to cease production on the HAWK solution and the underlying AIR Technology (refer to Note 17). The write-downs for the year ended December 31, 2022, refer to materials relevant for production of CONDOR Mk1, CONDOR Mk2 and CONDOR MEO. The write-downs for the year ended December 31, 2021, refer to materials relevant for production of CONDOR Mk1 and CONDOR Mk2. The corresponding raw materials were written down to their recoverable amount.